Eaton Vance
Small-Cap Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value
Aerospace & Defense — 2.9%
Hexcel Corp.	33,736	$ 2,085,897
Woodward, Inc.	16,152	2,770,229
		$ 4,856,126
Automobile Components — 2.8%
Dorman Products, Inc.(1)	42,582	$ 4,816,876
		$ 4,816,876
Banks — 9.5%
Commerce Bancshares, Inc.	73,274	$ 4,352,476
Community Financial System, Inc.	67,251	3,905,266
First Financial Bankshares, Inc.	86,544	3,202,993
SouthState Corp.	36,570	3,553,873
Stock Yards Bancorp, Inc.	19,773	1,225,728
		$ 16,240,336
Broadline Retail — 0.4%
Etsy, Inc.(1)	11,344	$ 629,932
		$ 629,932
Building Products — 7.1%
AAON, Inc.	24,247	$ 2,614,797
AZEK Co., Inc.(1)	62,531	2,926,451
CSW Industrials, Inc.	11,342	4,155,595
Hayward Holdings, Inc.(1)	97,113	1,489,713
Janus International Group, Inc.(1)	88,140	891,095
		$ 12,077,651
Capital Markets — 3.9%
Cohen & Steers, Inc.	34,850	$ 3,343,858
Stifel Financial Corp.	35,929	3,373,733
		$ 6,717,591
Chemicals — 2.5%
Balchem Corp.	8,208	$ 1,444,608
Quaker Chemical Corp.	16,949	2,855,737
		$ 4,300,345
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc.	2,831	$ 1,063,635
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs' Warehouse, Inc.(1)	17,372	$ 729,798
Performance Food Group Co.(1)	39,656	3,107,840
		$ 4,901,273
Containers & Packaging — 2.9%
AptarGroup, Inc.	31,355	$ 5,022,757
		$ 5,022,757
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(1)	8,212	$ 1,150,748
		$ 1,150,748
Diversified REITs — 3.0%
Essential Properties Realty Trust, Inc.	151,585	$ 5,176,628
		$ 5,176,628
Electric Utilities — 1.9%
IDACORP, Inc.	32,055	$ 3,304,550
		$ 3,304,550
Electronic Equipment, Instruments & Components — 1.3%
Badger Meter, Inc.	10,482	$ 2,289,374
		$ 2,289,374
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	19,767	$ 1,961,479
		$ 1,961,479
Food Products — 1.5%
J&J Snack Foods Corp.	10,744	$ 1,849,257
Lancaster Colony Corp.	4,328	764,195
		$ 2,613,452
Ground Transportation — 1.6%
Landstar System, Inc.	14,309	$ 2,702,541
		$ 2,702,541
Health Care Equipment & Supplies — 1.9%
Integer Holdings Corp.(1)	15,160	$ 1,970,800
Neogen Corp.(1)	78,657	1,322,224
		$ 3,293,024
Health Care Providers & Services — 8.5%
Addus HomeCare Corp.(1)	21,842	$ 2,905,641
Chemed Corp.	7,995	4,804,755

Eaton Vance
Small-Cap Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(1)	101,426	$ 3,174,634
U.S. Physical Therapy, Inc.	42,221	3,573,163
		$ 14,458,193
Hotels, Restaurants & Leisure — 5.8%
Aramark	90,699	$ 3,512,772
Choice Hotels International, Inc.	12,960	1,688,688
Texas Roadhouse, Inc.	4,506	795,760
Wyndham Hotels & Resorts, Inc.	49,660	3,880,432
		$ 9,877,652
Industrial REITs — 3.4%
EastGroup Properties, Inc.	17,506	$ 3,270,471
Terreno Realty Corp.	39,060	2,610,380
		$ 5,880,851
Insurance — 7.4%
AMERISAFE, Inc.	25,652	$ 1,239,761
First American Financial Corp.	24,144	1,593,745
RLI Corp.	21,620	3,350,668
Selective Insurance Group, Inc.	33,652	3,139,732
White Mountains Insurance Group Ltd.	1,919	3,255,008
		$ 12,578,914
Machinery — 6.7%
Albany International Corp., Class A	31,161	$ 2,768,655
Atmus Filtration Technologies, Inc.	57,114	2,143,488
ESCO Technologies, Inc.	13,773	1,776,442
Franklin Electric Co., Inc.	21,092	2,210,863
Middleby Corp.(1)	18,532	2,578,357
		$ 11,477,805
Media — 0.5%
John Wiley & Sons, Inc., Class A	18,975	$ 915,544
		$ 915,544
Professional Services — 2.2%
CBIZ, Inc.(1)	56,799	$ 3,822,005
		$ 3,822,005
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.(1)	56,987	$ 1,327,797
Axcelis Technologies, Inc.(1)	13,092	1,372,696
Diodes, Inc.(1)	23,585	1,511,563
		$ 4,212,056
Security	Shares	Value
Software — 5.4%
Altair Engineering, Inc., Class A(1)	11,048	$ 1,055,195
CCC Intelligent Solutions Holdings, Inc.(1)	232,281	2,566,705
Clearwater Analytics Holdings, Inc., Class A(1)	82,824	2,091,306
nCino, Inc.(1)	11,946	377,374
Progress Software Corp.	24,816	1,671,854
SPS Commerce, Inc.(1)	7,753	1,505,400
		$ 9,267,834
Specialized REITs — 1.4%
CubeSmart	45,731	$ 2,461,700
		$ 2,461,700
Specialty Retail — 3.1%
Group 1 Automotive, Inc.	3,180	$ 1,218,067
Valvoline, Inc.(1)	96,774	4,049,992
		$ 5,268,059
Textiles, Apparel & Luxury Goods — 0.8%
Steven Madden Ltd.	26,006	$ 1,274,034
		$ 1,274,034
Trading Companies & Distributors — 2.6%
Core & Main, Inc., Class A(1)	77,186	$ 3,427,058
Herc Holdings, Inc.	5,901	940,797
		$ 4,367,855
Total Common Stocks (identified cost $126,090,007)		$167,917,185

Short-Term Investments — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(2)	3,151,809	$ 3,151,809
Total Short-Term Investments (identified cost $3,151,809)		$ 3,151,809
Total Investments — 100.1% (identified cost $129,241,816)		$171,068,994
Other Assets, Less Liabilities — (0.1)%		$ (165,765)
Net Assets — 100.0%		$170,903,229

Eaton Vance
Small-Cap Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at September 30, 2024.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,151,809, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$823,913	$44,253,209	$(41,925,313)	$ —	$ —	$3,151,809	$111,633	3,151,809
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$167,917,185*	$ —	$ —	$167,917,185
Short-Term Investments	3,151,809	—	—	3,151,809
Total Investments	$171,068,994	$ —	$ —	$171,068,994
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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